Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Great Panther Silver Ltd
Entity Central Index Key	0001300050
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Trading Symbol	GPL
Entity Common Stock, Shares Outstanding	0
Entity Emerging Growth Company	false